October 11, 2022
VIA EDGAR
The United States Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Nationwide Life Insurance Company
Registration of Individual Single Purchase Payment Deferred Annuity Contract with Index-Linked Strategies on Form S-1 (1933 Act File No. 333-XXXXXX)
Ladies and Gentlemen:
On behalf of Nationwide Life Insurance Company ("Nationwide"), we are filing an original registration statement indicated above for the purpose of registering Nationwide Defender Annuity, an Individual Single Purchase Payment Deferred Annuity Contract with Index-Linked Strategies (the "Contract").
This filing is being made electronically via EDGAR in accordance with Regulation S-T.
A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide is attached hereto as Exhibit 24. An original power of attorney is on file with Nationwide. Nationwide will maintain manually executed copies of the registration statement.
A summary of the Contract, which is intended as general background information, is as follows:
Prior to annuitization of the Contract, the Contact offers a fixed strategy and index strategies as investment options. The fixed strategy provides principal protection and credits interest daily at a specified rate that is guaranteed for each term for which it is declared. Each index strategy offered is linked to the performance of an external market index and provides a level of protection called a "buffer." Each index strategy also applies additional crediting factors that impact the gains and losses of the index strategies.
The Contract calculates the value of an index strategy each business day, however, the earnings that impact the value of an index strategy are calculated differently at the end of a strategy term than during a strategy term. At the end of a strategy term, the Contract uses the "Term End Index Strategy Earnings Percentage" to calculate earnings. On any other day during the strategy term, the Contract uses the "Daily Index Strategy Earnings Percentage" to calculate earnings. The Term End Index Strategy Earnings Percentage uses the performance of the index and applies the applicable crediting factors to calculate earnings while the Daily Index Strategy Earnings Percentage uses a proxy fair market value methodology to value hypothetical investments in the derivatives that support the crediting factors. Earnings, whether calculated using the Term End Index Strategy Earnings Percentage or Daily Index Strategy Earnings Percentage, may be positive, negative, or equal to zero.
The Contract also offers a "Performance Lock" feature that provides the owner the option to exercise a one-time transfer during a strategy term of the full value of the index strategy to the fixed strategy. Nationwide assesses a fee when an owner exercises a Performance Lock.
The Contract assesses an annual product fee that is charged quarterly on the contract value allocated to the index strategies.
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

The Contract owner may take partial withdrawals or fully surrender the Contract at any time prior to annuitization. Partial withdrawals or a full surrender taken in the first six years of the Contract may be subject to a contingent deferred sales charge and a market value adjustment.
The Contract provides a death benefit prior to annuitization upon the death of the annuitant (or co-annuitant, if applicable). The standard death benefit is equal to the contract value, or, for an additional fee, the contract owner can elect the "Return of Premium Death Benefit Option." In general, the Return of Premium Death Benefit Option provides a death benefit equal to the greater of 1) the contract value; or 2) the purchase payment made to the Contract reduced by any partial withdrawals.
Upon annuitization, Nationwide pays guaranteed income in the form of annuity payments. The duration and dollar amount of the annuity payments will depend on the dollar amount annuitized and the annuity payment option selected.
I hope you find this background information helpful.
Financial Statements
On October 17, 2019, Nationwide was granted relief under Rule 3-13 to file audited financial statements of the Company prepared in accordance with statutory accounting principles ("SAP"), in place of financial statements prepared in accordance with accounting principles generally accepted in the United States of America, in registration statements filed under the Securities Act of 1933 on Form S-1. Nationwide intends to rely on its Rule 3-13 relief for this Contract and will file SAP financial statements in the registration statement and any post-effective amendment to the registration statement.
Please call me at (614) 249-7001 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Ben Mischnick
Ben Mischnick
Managing Counsel
cc: Jaea Hahn
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies